Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Services Portfolio
May 31, 2025
MED-NPRT1-0725
1.802180.121
Common Stocks - 98.9%
	Shares	Value ($)
UNITED STATES - 98.9%
Health Care - 98.9%
Health Care Providers & Services - 97.6%
Acadia Healthcare Co Inc (a)	346,900	7,853,816
agilon health Inc (a)	4,902,760	10,884,127
Alignment Healthcare Inc (a)	955,933	14,692,690
Astrana Health Inc (a)(b)	235,300	5,833,087
BrightSpring Health Services Inc (a)(b)	1,136,700	27,064,827
Cencora Inc	160,600	46,773,144
Centene Corp (a)	817,484	46,138,797
Chemed Corp	56,500	32,478,460
Cigna Group/The	345,072	109,263,598
CVS Health Corp	1,759,670	112,689,267
Elevance Health Inc	74,602	28,635,232
Encompass Health Corp	343,900	41,577,510
HCA Healthcare Inc	65,300	24,904,767
Hinge Health Inc (a)	56,300	2,186,692
Humana Inc	56,500	13,171,845
LifeStance Health Group Inc (a)	3,353,059	19,917,170
McKesson Corp	108,000	77,707,080
Molina Healthcare Inc (a)	152,100	46,396,584
Option Care Health Inc (a)	774,100	25,297,588
Privia Health Group Inc (a)	1,061,764	24,165,749
Surgery Partners Inc (a)	1,218,436	28,767,274
Tenet Healthcare Corp (a)	182,800	30,851,156
UnitedHealth Group Inc	539,550	162,895,541
US Physical Therapy Inc (b)	163,300	12,245,867
		952,391,868
Health Care Technology - 1.3%
Waystar Holding Corp (a)	325,200	13,001,496
TOTAL HEALTH CARE		965,393,364

TOTAL COMMON STOCKS (Cost $618,643,716)		965,393,364

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Health Care - 0.6%
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (a)(c)(d)(e)	69,639	285,520
Health Care Technology - 0.6%
Aledade Inc Series B1 (a)(c)(e)	52,232	1,849,535
Aledade Inc Series E1 (a)(c)(e)	40,149	1,421,676
Aledade Inc Series F (a)(c)(e)	59,859	2,119,607
		5,390,818
TOTAL HEALTH CARE		5,676,338

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,178,959)		5,676,338

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	6,063,982	6,065,195
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	4,083,818	4,084,226
TOTAL MONEY MARKET FUNDS (Cost $10,149,421)			10,149,421

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $637,972,096)	981,219,123
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(4,927,433)
NET ASSETS - 100.0%	976,291,690

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,676,338 or 0.6% of net assets.

(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	2,000,000

Aledade Inc Series E1	5/20/22	1,999,998

Aledade Inc Series F	6/07/23	2,999,983

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	2,178,978

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,773,554	41,955,255	37,663,614	46,269	-	-	6,065,195	6,063,982	0.0%
Fidelity Securities Lending Cash Central Fund	14,351,080	63,077,077	73,343,931	1,606	-	-	4,084,226	4,083,818	0.0%
Total	16,124,634	105,032,332	111,007,545	47,875	-	-	10,149,421

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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